Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Summary of Cash Flow Information

(CAD$ in millions)	December 31, 2020	December 31, 2019
Cash and cash equivalents
Cash	$137	$149
Investments with maturities from the date of acquisition of three months or less	313	877
	$450	$1,026

Summary of Non-Cash Working Capital Items

(CAD$ in millions)	2020	2019
Net change in non-cash working capital items
Trade and settlement receivables	$(294)	$97
Prepaids and other current assets	(102)	(69)
Inventories	100	16
Trade accounts payable and other liabilities	55	(204)
	$(241)	$(160)